Income Taxes - Schedule of Reconciliation of Valuation Allowance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	May 04, 2013
Valuation Allowance [Line Items]
Balance at beginning of fiscal year	$ 57,484	$ 68,318	$ 65,087	$ 300
Charged to expense	(57,185)	299	(236)
Net changes in deferred tax assets and liabilities	(6)	(11,133)	3,467
Balance at end of fiscal year	$ 293	$ 57,484	$ 68,318	$ 300